Other Intangible assets - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended			24 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
AVT23 | Kashiv
Disclosure of detailed information about intangible assets [line items]
Payment for contract commitment			$ 3.0		$ 6.0
Contractual capital commitments	$ 25.0		25.0
Commitment, contingent liability	15.0		$ 15.0
Term			10 years
AVT23 | Kashiv | Forecast
Disclosure of detailed information about intangible assets [line items]
Payment for contract commitment		$ 3.0
Intangible assets with finite lived
Disclosure of detailed information about intangible assets [line items]
Impairment loss			$ 1.8	$ 2.8
Intangible assets with finite lived | Cost of product revenue
Disclosure of detailed information about intangible assets [line items]
Impairment loss				2.1
Intangible assets with finite lived | General and administrative expenses
Disclosure of detailed information about intangible assets [line items]
Impairment loss				$ 0.7
Intellectual property rights | AVT23
Disclosure of detailed information about intangible assets [line items]
Derecognition of intangible asset	$ 15.0